Share-based Compensation - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 28, 2019 shares	Dec. 23, 2016 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 USD ($)
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			876,380	876,380	4,790,000	2,363,000
Total fair value of RSUs vested			¥ 96,898	$ 14,049	¥ 121,131	¥ 54,036
Unrecognized share-based compensation expenses			¥ 158,870				$ 23,034
Unrecognized share-based compensation expenses, weighted average vesting period			1 year 10 months 24 days	1 year 10 months 24 days
Restricted Stock Units (RSUs) [Member] | One Year Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity other than options vesting period			1 year	1 year
Share based compensation by share based award equity instruments other than options subject to service condition			5,000	5,000
Restricted Stock Units (RSUs) [Member] | Two Year Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity other than options vesting period			2 years	2 years
Share based compensation by share based award equity instruments other than options subject to service condition			451,380	451,380
Restricted Stock Units (RSUs) [Member] | Four Year Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity other than options vesting period			4 years	4 years
Share based compensation by share based award equity instruments other than options subject to service condition			7,573,000	7,573,000
Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards		8,867,053
Percentage of total outstanding shares on a fully diluted basis allowed for share-based awards		15.00%
Share Incentive Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of ordinary shares that may be issued pursuant to all share-based awards	7,747,019
Percentage of total outstanding shares on a fully diluted basis allowed for share-based awards	15.00%
Share Incentive Plan 2019 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to stock options | ¥			¥ 0		¥ 0	¥ 0
Share Incentive Plan 2019 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			876,380	876,380	4,790,000	1,613,000
Unrecognized compensation cost related to stock options | ¥			¥ 0		¥ 0	¥ 821
Share Incentive Plan 2015 [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			0	0	0	750,000